Derivative Liabilities (Narrative) (Details) (USD $)	Jun. 30, 2013
Derivatives, Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	9.60
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Debt instrument original conversion price, per share	$ 8.00